Schedule of Basic and Diluted Net Loss per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Net income (loss)	$ (6,342)	$ (2,566)	$ (23,657)	$ 2,145	$ (640)	$ (37,713)
Shares:
Basic weighted average common shares outstanding	1,366,842	1,136,291	1,346,264	978,018	1,056,988,000	440,412,000
Stock options and restricted stock units				2,233
Diluted weighted average common shares outstanding	1,366,842	1,136,291	1,346,264	980,251	1,056,988,000	440,412,000
Net earnings (loss) per share:
Basic	$ (4.64)	$ (2.26)	$ (17.57)	$ 2.19	$ (0.61)	$ (85.63)
Diluted	$ (4.64)	$ (2.26)	$ (17.57)	$ 2.19	$ (0.61)	$ (85.63)